Net results of financial transactions	12 Months Ended
Dec. 31, 2017
Net results of financial transactions
Net results of financial transactions

Note 4. Net results of financial transactions

	Consolidated Group
Skr mn	2017	2016	2015
Derecognition of financial instruments not measured at fair value through profit or loss:
Available-for-sale financial assets	-17	—	—
Loans and receivables	16	4	-42
Financial assets or liabilities at fair value through profit or loss:
Designated upon initial recognition (FVO)	-326	-2,779	4,526
Held-for-trading	278	2,699	-4,324
Financial instruments under fair-value hedge accounting:
Net results of the hedging instrument	-999	-693	-290
Net results of the hedged item	946	661	536
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	-2	-6

Total net result of financial transactions	-102	-110	400

SEK’s general business model is to hold financial instruments measured at fair value to maturity. The net fair value changes that occur, mainly relate to changes in credit spreads on SEK’s own debt and basis-spreads, and are recognized in net results of financial transactions. The changes could be significant in a single reporting period, but will not affect earnings over time since the changes in the instrument’s market value will be zero if it is held to maturity and is a performing instrument. When financial instruments are not held to maturity, realized gains and losses can occur, for example when SEK repurchases its own debt, or if lending is repaid early and the related hedging instruments are terminated prematurely. These effects are presented under “Derecognition of financial instruments not measured at fair value through profit or loss”, “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting”.